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     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

                      WARBURG PINCUS EUROPEAN EQUITY FUND

The following information supersedes certain information in the fund's Prospectuses and Statement of Additional Information.

Harold W. Ehrlich and Nancy Nierman serve as Co-Portfolio Managers of the fund. J.H. Cullum Clark no longer serves as Co-Portfolio Manager of the fund.

Dated: March 27, 2000                                                    16-0300
                                                                             for
                                                                           WPIST
                                                                           CSISB